ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares					Fair Value
	COMMON STOCKS — 42.6%
	MORTGAGE FINANCE - 25.2%
10,977	Cherry Hill Mortgage Investment Corporation				$ 108,233
15,762	Chimera Investment Corporation				237,376
32,000	Ellington Financial, Inc.				612,800
146,159	MFA Financial, Inc.				670,869
118,212	New York Mortgage Trust, Inc.				528,408
26,764	PennyMac Mortgage Investment Trust				563,650
45,148	Redwood Trust, Inc.				544,936
					3,266,272
	MULTI ASSET CLASS REIT - 0.7%
4,284	iStar, Inc.				88,807

	RETAIL REIT - 1.3%
7,787	Retail Value, Inc.				169,367

	SPECIALTY FINANCE - 14.2%
33,775	MGIC Investment Corporation				459,340
19,139	Mr Cooper Group, Inc.(a)				632,735
21,477	Ocwen Financial Corporation(a)				665,358
1,351	PennyMac Financial Services, Inc.				83,384
					1,840,817
	TELECOMMUNICATIONS - 1.2%
4,503	SoftBank Group Corporation - ADR				157,011

	TOTAL COMMON STOCKS (Cost $3,740,670)				5,522,274

Shares					Fair Value
	PREFERRED STOCKS — 5.7%
	SPECIALTY FINANCE - 5.7%
3,308	Chimera Investment Corporation - Series B(a)				85,975
2,252	Chimera Investment Corporation(a)				58,687
7,881	Chimera Investment Corporation(a)				203,803
2,139	Federal National Mortgage Association - Series S(a)				4,556

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares					Fair Value
	PREFERRED STOCKS — 5.7% (Continued)
	SPECIALTY FINANCE - 5.7% (Continued)
15,000	Two Harbors Investment Corporation, C				$ 379,200
					732,221

	TOTAL PREFERRED STOCKS (Cost $617,737)				732,221

Shares					Fair Value
	REITS — 20.0%
	SPECIALTY FINANCE - 20.0%
245,158	New Residential Investment Corporation				2,596,223

	TOTAL REITS (Cost $1,964,670)				2,596,223

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 14.9%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
24,957	Alternative Loan Trust 2003-J2		0.0000	10/25/33	265
861,374	Alternative Loan Trust 2006-6CB(b)	US0001M + 0.400%	0.4920	05/25/36	247,904
295,591	Nomura Asset Acceptance Corp Alternative Loan(b)	US0001M + 1.500%	1.5910	12/25/34	281,689
326,528	Washington Mutual Mortgage Pass-Through(b)	US0001M + 0.160%	0.2510	02/25/37	294,645
					824,503
	HOME EQUITY — 7.0%
217,853	Aegis Asset Backed Securities Trust Mortgage(b)	US0001M + 0.675%	0.7670	12/25/35	193,854
420,931	Asset Backed Securities Corp Home Equity Loan(b)	US0001M + 2.025%	2.1170	07/25/35	371,444
362,427	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE3(b)	US0001M + 1.110%	1.2020	07/25/35	330,627
					895,925
	NON AGENCY CMBS — 0.5%
66,000	JPMBB Commercial Mortgage Securities Trust 2015-C29(b)		4.1180	05/15/48	70,965

	RESIDENTIAL MORTGAGE — 1.0%
185,738	Credit-Based Asset Servicing and Securitization,(c)		5.5450	08/25/32	133,659

	TOTAL ASSET BACKED SECURITIES (Cost $1,719,190)				1,925,052

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
	CMBS — 2.5%
720,000	Freddie Mac Multifamily Structured Pass Through(b) (d)		1.8960	02/25/52	$ 100,490
1,586,341	Government National Mortgage Association(b) (d)		0.5400	10/16/56	54,343
538,559	Government National Mortgage Association(b) (d)		0.7340	12/16/56	26,465
981,686	Government National Mortgage Association(b) (d)		0.8260	07/16/59	52,579
1,067,376	Government National Mortgage Association(b) (d)		0.7390	08/16/61	83,485
					317,362
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $329,875)				317,362

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 12.4%
	MONEY MARKET FUND - 12.4%
1,610,005	First American Government Obligations Fund, Class U, 0.03% (Cost $1,610,005)(e)				1,610,005

	TOTAL INVESTMENTS - 98.1% (Cost $9,982,147)				$ 12,703,137
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%				248,600
	NET ASSETS - 100.0%				$ 12,951,737

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2021.
(d)	Interest only securities.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2021.